Expense Example, No Redemption {- Franklin Mutual European Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual European Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 207
3 Years	640
5 Years	1,098
10 Years	$ 2,369